S000001246 [Member] Expense Example - SMALL CAP VALUE FUND - SMALL CAP VALUE FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 819